CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Total 51job, Inc. shareholders' equity USD ($)	Total 51job, Inc. shareholders' equity CNY (¥)	Common shares USD ($) shares	Common shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2014		¥ 3,493,946		¥ 48		¥ 1,040,639		¥ 10,785		¥ 1,532		¥ 2,440,942				¥ 3,493,946
Balance (in shares) at Dec. 31, 2014 | shares			59,004,772	59,004,772
Exercise of share options		83,476		¥ 0		83,476										83,476
Exercise of share options (in shares) | shares			838,809	838,809
Share-based compensation		85,945				85,945										85,945
Repurchase and retirement of common shares		(157,272)		¥ 0		(157,272)										(157,272)
Repurchase and retirement of common shares (in shares) | shares			(898,950)	(898,950)
Appropriation of statutory reserves								2,447				(2,447)
Foreign currency translation adjustments		890								890						890
Net income (loss)		618,057										618,057		¥ (260)		617,797
Acquisition of a subsidiary														9,330		9,330
Balance at Dec. 31, 2015		4,125,042		¥ 48		1,052,788		13,232		2,422		3,056,552		9,070		4,134,112
Balance (in shares) at Dec. 31, 2015 | shares			58,944,631	58,944,631
Exercise of share options		160,493		¥ 1		160,492										160,493
Exercise of share options (in shares) | shares			1,117,754	1,117,754
Share-based compensation		86,070				86,070										86,070
Appropriation of statutory reserves								128				(128)
Foreign currency translation adjustments		984								984						984
Unrealized gain on available-for-sale securities, net of tax effect of RMB9,625 and RMB 36,900		28,876								28,876						28,876
Net income (loss)		565,978										565,978		(791)		565,187
Balance at Dec. 31, 2016		4,967,443		¥ 49		1,299,350		13,360		32,282		3,622,402		8,279		¥ 4,975,722
Balance (in shares) at Dec. 31, 2016 | shares			60,062,385	60,062,385											60,062,385	60,062,385
Exercise of share options		424,450		¥ 1		424,449										¥ 424,450
Exercise of share options (in shares) | shares			2,147,819	2,147,819											2,147,819	2,147,819
Share-based compensation		85,968				85,968										¥ 85,968
Settlement of zero-strike call options and retirement of common shares		(35)		¥ 0		(35)										(35)
Settlement of zero-strike call options and retirement of common shares (in shares) | shares			(357,200)	(357,200)
Appropriation of statutory reserves								514				(514)
Foreign currency translation adjustments		(6,037)								(6,037)					$ (928)	(6,037)
Unrealized gain on available-for-sale securities, net of tax effect of RMB9,625 and RMB 36,900		110,702								110,702					17,015	110,702
Net income (loss)		371,889										371,889		874	57,292	372,763
Balance at Dec. 31, 2017	$ 915,171	¥ 5,954,380	$ 8	¥ 50	$ 278,151	¥ 1,809,732	$ 2,132	¥ 13,874	$ 21,048	¥ 136,947	$ 613,832	¥ 3,993,777	$ 1,407	¥ 9,153	$ 916,578	¥ 5,963,533
Balance (in shares) at Dec. 31, 2017 | shares			61,853,004	61,853,004											61,853,004	61,853,004